Related Party Transactions - Due from Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Amounts due from related parties	$ 8,977	$ 6,542
Related Party
Related Party Transaction [Line Items]
Amounts due from related parties	8,977	6,542
Related Party | Luna Pool Agency Limited
Related Party Transaction [Line Items]
Amounts due from related parties	310	1,532
Related Party | Unigas Pool
Related Party Transaction [Line Items]
Amounts due from related parties	$ 8,667	$ 5,010